11 EARNINGS (LOSS) PER SHARE (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Outstanding options	972,700	150,000
Options granted to employees	982,700
Restricted stock units granted	590,869
Share-based awards outstanding	1,563,569
Share-based units available under the Plan	436,431